Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events

Note 18 - Subsequent Events

On July 3, 2026, the Company obtained a secured mortgage loan of S$1,040,000 (US$805,000) from Oversea-Chinese Banking Corporation Limited (“OCBC Bank”). The mortgage loan has a term of 24 years, maturing in 2050, and bears a variable annual interest rate of 1.75%. The proceeds from the mortgage loan were used to finance the purchase of the Company’s new office premises located at 55 Serangoon North Avenue 4, #01-05, Singapore 555859.

On September 3, 2026, the Company sold its property located at 7030 Ang Mo Kio Avenue 5, #09-102, Singapore 569880, for a consideration of S$650,000. The proceeds from the sale were used to fully repay the outstanding mortgage loan secured by the property, amounting to approximately S$392,000 (US$310,000).